RBC BlueBay Ultra-Short Fixed Income Fund Investment Strategy - RBC BlueBay Ultra-Short Fixed Income Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities.The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).The Fund typically seeks to maintain an overall dollar-weighted portfolio duration of 12 months or less. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities relative to changes in interest rates. The longer a security’s duration or a fund’s average portfolio duration, the more sensitive it will be to changes in interest rates. The Fund may invest in securities of both U.S. and foreign issuers. The Fund will normally invest in a portfolio of fixed income securities denominated in U.S. dollars but may invest in securities denominated in currencies of other countries. In addition, the Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices. In particular, the Fund may use interest rate futures to manage portfolio risk. The Fund’s exposure to derivatives will vary. Derivatives instruments used by the Fund will be counted toward the Fund’s 80% investment policy to the extent they provide investment exposure to investments included within that policy or to one or more of the market risk factors associated with investments included in that policy. The Adviser uses a bottom-up, fundamental process combined with top-down risk management tools designed to meet the objective of high level of current income consistent with preservation of capital over the long term. The Adviser will also make active allocation decisions by focusing on sector targets, yield curve exposure and duration of the Fund’s portfolio. The Adviser incorporates material environmental, social and governance ("ESG") factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Adviser. The Adviser applies exclusions as part of its investment process in managing the Fund. The exclusions apply a defined set of criteria as determined by the Adviser, to exclude certain issuers from the investment universe, as applicable. The exclusion criteria applied by the Adviser exclude companies involved in: • The production of depleted uranium weapons.